Document and Entity Information	Aug. 22, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 22, 2023
Entity Registrant Name	NEXTGEN HEALTHCARE, INC.
Entity Central Index Key	0000708818
Entity Emerging Growth Company	false
Entity File Number	001-12537
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	95-2888568
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock (Par Value $0.01)
Trading Symbol	NXGN
Security Exchange Name	NASDAQ